Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 177,075	$ 195,184	$ 153,252
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	48,390	46,476	50,398
Provision for credit (recovery) losses	(184)	(6,991)	(5,837)
Share-based payments and settlements	17,716	12,582	8,410
Net realized (gains) losses on available-for-sale investments	(1,624)	(1,100)	(4,186)
Net (gains) losses on other real estate owned	5	322	2,383
(Increase) decrease in carrying value of equity method investments	(340)	(1,118)	(1,028)
Dividends received from equity method investments	520	556	412
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(1,582)	3,838	(1,761)
(Increase) decrease in other assets	(17,001)	(7,813)	25,600
Increase (decrease) in accrued interest payable	3,111	2,774	82
Increase (decrease) in employee benefit plans and other liabilities	23,561	51,635	14,396
Cash provided by (used in) operating activities	249,647	296,345	242,121
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	(114,942)	151,428	(29,956)
Short-term investments other than restricted cash: proceeds from maturities and sales	568,944	252,028	837,272
Short-term investments other than restricted cash: purchases	(1,657,456)	(63,913)	(559,484)
Net change in equity securities at fair value	(925)		(511)
Net change in equity securities at fair value		329
Available-for-sale investments: proceeds from sale	225,305	854,160	213,047
Available-for-sale investments: proceeds from maturities and pay downs	348,665	480,765	524,971
Available-for-sale investments: purchases	563,007	242,087	730,765
Held-to-maturity investments: proceeds from maturities and pay downs	274,490	166,406	113,573
Held-to-maturity investments: purchases	(420,018)	(903,958)	(385,813)
Net (increase) decrease in loans	(362,624)	(321,944)	(130,107)
Additions to premises, equipment and computer software	(22,777)	(18,529)	(19,218)
Proceeds from sale of other real estate owned	1,102	5,896	2,689
Purchase of intangible assets	0	(1,308)	0
Gross cash received (disbursed for) from business acquisition	2,815,752
Gross cash received (disbursed for) from business acquisition		(20,722)	0
Cash provided by (used in) investing activities	1,092,509	338,551	(164,302)
Cash flows from financing activities
Net increase (decrease) in deposits	(744,610)	(22,543)	(621,105)
Proceeds from issuance of common shares, net of underwriting discounts and commissions	0	0	13
Issuance of subordinated capital, net of underwriting fees	0	73,218	0
Repayment of long-term debt	0	(47,000)	0
Common shares repurchased	(81,534)	(48,443)	0
Proceeds from stock option exercises	349	3,318	4,546
Cash dividends paid on common shares	(93,636)	(83,704)	(69,731)
Cash provided by (used in) financing activities	(919,431)	(125,154)	(686,277)
Net effect of exchange rates on cash, cash equivalents and restricted cash	86,056	2,646	46,645
Net increase (decrease) in cash, cash equivalents and restricted cash	508,781	512,388	(561,813)
Cash, cash equivalents and restricted cash: beginning of year	2,070,120	1,557,732	2,119,545
Cash, cash equivalents and restricted cash: end of year	2,578,901	2,070,120	1,557,732
Components of cash, cash equivalents and restricted cash at end of year
Total cash, cash equivalents and restricted cash at end of year	2,070,120	1,557,732	1,557,732
Supplemental disclosure of cash flow information
Cash interest paid	56,265	27,374	15,968
Cash income taxes paid	2,628	544	696
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	(397)
Transfer to (out of) other real estate owned		2,437	0
Initial recognition of right-of-use assets and operating lease liabilities	22,370	0	0
Extinguishment of loan in exchange for available-for-sale investments	$ 3,347	$ 0	$ 0